Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (Not Designated as Hedging Instrument, Less Than Six Months, Fair Value, Measurements, Recurring, Other Current Assets Liabilities, Foreign Exchange Swaps, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Not Designated as Hedging Instrument | Less Than Six Months | Fair Value, Measurements, Recurring | Other Current Assets Liabilities | Foreign Exchange Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative notional volume, amount after offsetting swaps	$ 390.9	$ 425.4
Derivative asset, amount after offsetting swaps	1.3	1.5
Derivative liability, amount after offsetting swaps	$ 0.4	$ 2.6